Common Stock - Additional Information (Detail) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Jun. 25, 2018 USD ($) $ / shares shares	Jun. 06, 2018	Jun. 30, 2018	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 shares	Nov. 30, 2016 shares
Class of Stock [Line Items]
Reverse stock split, conversion ratio		0.387	0.387		0.387
Proceeds from initial public offering, net of underwriting discounts and commissions | $				$ 93,000
Common stock, Shares issued				34,327,554	4,458,547
Common stock, shares authorized				150,000,000	70,000,000
Common stock, Par value | $ / shares				$ 0.001	$ 0.001
Preferred stock, Shares authorized				10,000,000	0
Preferred stock, par value | $ / shares				$ 0.001	$ 0.000
License Agreement With Harvard [Member]
Class of Stock [Line Items]
Common stock, Shares issued						385,063	385,063
Employees And Consultants [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Common stock, Shares issued					218,654	4,377,280
Two Investors [Member]
Class of Stock [Line Items]
Common stock, Shares issued					193,498
Common Stock [Member]
Class of Stock [Line Items]
Stock issued, shares				6,666,667
Common Stock [Member] | IPO [Member]
Class of Stock [Line Items]
Stock issued, shares	6,666,667
Stock issued, price per shares | $ / shares	$ 15.00
Proceeds from initial public offering, net of underwriting discounts and commissions | $	$ 89,900